INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,857
2023	1,857
2024	1,857
2025	1,857
2026	1,615
2027 and thereafter	1,688
Total	$ 10,731